Cash Flow Information - Supplementary Information Regarding Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investing activities
Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	$ (40,022)	$ (79,879)
Additions to property, plant and equipment - leased assets	$ 13,945